UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:             Symmetry Peak Management LLC

Address:          555 East Lancaster Avenue
                  Suite 660
                  Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania            May 15, 2009
-------------------          ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total: $95,942
                                       (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
----------------------   --------------       ---------   -------   ------------------  ----------  --------  ----------------------
                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS        CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
----------------------   --------------       ---------   -------   --------- --- ----  ----------  --------  --------- ------  ----
3PAR INC                      COM             88580F109    4,740      721,458  SH          SOLE       NONE      721,458
AMAZON COM INC                COM             023135106      734       10,000  SH          SOLE       NONE       10,000
APOLLO INVT CORP              COM             03761U106      617      177,400  SH          SOLE       NONE      177,400
APPLE INC                     COM             037833100    3,679       35,000  SH          SOLE       NONE       35,000
ARCSIGHT INC                  COM             039666102    5,300      415,047  SH          SOLE       NONE      415,047
ARUBA NETWORKS INC            COM             043176106    5,469    1,741,854  SH          SOLE       NONE    1,741,854
ASIAINFO HLDGS INC            COM             04518A104    1,306       77,500  SH          SOLE       NONE       77,500
ATHEROS COMMUNICATIONS INC    COM             04743P108      475       32,421  SH          SOLE       NONE       32,421
BAIDU INC                     SPON ADR REP A  056752108    2,649       15,000  SH          SOLE       NONE       15,000
BLUE COAT SYSTEMS INC         COM NEW         09534T508      219       18,200  SH          SOLE       NONE       18,200
CHIPOTLE MEXICAN GRILL INC    CL A            169656105    1,806       27,210  SH          SOLE       NONE       27,210
CLEARWIRE CORP NEW            CL A            18538Q105      258       50,000  SH          SOLE       NONE       50,000
CYPRESS SEMICONDUCTOR CORP    COM             232806109      135       20,000  SH          SOLE       NONE       20,000
DATA DOMAIN INC               COM             23767P109      368       29,273  SH          SOLE       NONE       29,273
DATA DOMAIN INC               COM             23767P109      758       60,300      CALL    SOLE       NONE       60,300
DIGITAL RLTY TR INC           COM             253868103      332       10,000  SH          SOLE       NONE       10,000
EZCHIP SEMICONDUCTOR LIMITED  ORD             M4146Y108      783       63,082  SH          SOLE       NONE       63,082
FIRST SOLAR INC               COM             336433107    1,659       12,500  SH          SOLE       NONE       12,500
GOOGLE INC                    CL A            38259P508    5,221       15,000  SH          SOLE       NONE       15,000
GREENHILL & CO INC            COM             395259104      369        5,000  SH          SOLE       NONE        5,000
HITTITE MICROWAVE CORP        COM             43365Y104      980       31,410  SH          SOLE       NONE       31,410
IKANOS COMMUNICATIONS         COM             45173E105      235      167,500  SH          SOLE       NONE      167,500
ILLUMINA INC                  COM             452327109      559       15,000  SH          SOLE       NONE       15,000
INFINERA CORPORATION          COM             45667G103      370       50,000  SH          SOLE       NONE       50,000
KENEXA CORP                   COM             488879107      515       95,621  SH          SOLE       NONE       95,621
KONGZHONG CORP                SPONSORED ADR   50047P104      251       49,552  SH          SOLE       NONE       49,552
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108      955       44,998  SH          SOLE       NONE       44,998
LUMBER LIQUIDATORS INC        COM             55003Q103    1,213       95,173  SH          SOLE       NONE       95,173
MAJESCO ENTERTAINMENT CO      COM NEW         560690208      135       92,300  SH          SOLE       NONE       92,300
MASIMO CORP                   COM             574795100       20          700  SH          SOLE       NONE          700
MELLANOX TECHNOLOGIES LTD     SHS             M51363113    1,250      150,000  SH          SOLE       NONE      150,000
MERCADOLIBRE INC              COM             58733R102      750       40,445  SH          SOLE       NONE       40,445
MONOLITHIC PWR SYS INC        COM             609839105       84        5,400  SH          SOLE       NONE        5,400
NETEASE COM INC               SPONSORED ADR   64110W102    1,812       67,500  SH          SOLE       NONE       67,500
NETFLIX INC                   COM             64110L106    2,790       65,000  SH          SOLE       NONE       65,000
NETLOGIC MICROSYSTEMS INC     COM             64118B100      824       30,000  SH          SOLE       NONE       30,000
NETSUITE INC                  COM             64118Q107    1,890      167,884  SH          SOLE       NONE      167,884
NEUTRAL TANDEM INC            COM             64128B108    2,352       95,556  SH          SOLE       NONE       95,556
OMNITURE INC                  COM             68212S109    1,671      126,680  SH          SOLE       NONE      126,680
PALM INC NEW                  COM             696643105    1,362      158,550  SH          SOLE       NONE      158,550
POTASH CORP SASK INC          COM             73755L107    8,071      100,000      PUT     SOLE       NONE      100,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    4,548      150,000      PUT     SOLE       NONE      150,000
RESEARCH IN MOTION LTD        COM             760975102    1,633       37,875  SH          SOLE       NONE       37,875
RESEARCH IN MOTION LTD        COM             760975102    4,139       96,000      CALL    SOLE       NONE       96,000
RIVERBED TECHNOLOGY INC       COM             768573107    2,289      175,000  SH          SOLE       NONE      175,000
SALESFORCE COM INC            COM             79466L302    2,127       65,000  SH          SOLE       NONE       65,000
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR   81941Q203      494       12,500  SH          SOLE       NONE       12,500
SOURCEFIRE INC                COM             83616T108      556       76,324  SH          SOLE       NONE       76,324
SPDR GOLD TRUST               GOLD SHS        78463V107    2,492       27,600      PUT     SOLE       NONE       27,600
STARENT NETWORKS CORP         COM             85528P108    1,898      120,100  SH          SOLE       NONE      120,100
STEC INC                      COM             784774101      176       23,876  SH          SOLE       NONE       23,876
SUCCESSFACTORS INC            COM             864596101      783      102,684  SH          SOLE       NONE      102,684
SUPPORTSOFT INC               COM             868587106    2,338    1,217,500  SH          SOLE       NONE    1,217,500
SXC HEALTH SOLUTIONS CORP     COM             78505P100      323       15,000  SH          SOLE       NONE       15,000
TELECOMMUNICATION SYS INC     CL A            87929J103      257       28,000  SH          SOLE       NONE       28,000
UNITED TECHNOLOGIES CORP      COM             913017109    2,579       60,000      PUT     SOLE       NONE       60,000
VMWARE INC                    CL A COM        928563402    1,535       65,000  SH          SOLE       NONE       65,000
VMWARE INC                    CL A COM        928563402    2,624      111,100      PUT     SOLE       NONE      111,100
VOCUS INC                     COM             92858J108       66        5,000  SH          SOLE       NONE        5,000
VOLTAIRE LTD                  ORD SHS         M97613109      119       50,000  SH          SOLE       NONE       50,000





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